TAXES (DWAC)	12 Months Ended
Dec. 31, 2023
Legal Entity [Line Items]
TAXES
NOTE 6 - INCOME TAXES
The following reconciles the total income tax benefit, based on the U.S. Federal statutory income tax rate of 21% for the twelve month period ended December 31, 2023, with TMTG’s recognized income tax expense:

	Twelve Month Period Ended
(in thousands)	December 31, 2023	December 31, 2022
U.S. Statutory federal income tax expense/(benefit)	(12,219.7)	10,610.0
Permanent items
State income taxes, net of federal effect	1.1	2,633.1
Non-deductible expenses	334.6	3.0
Change in valuation allowance	11,885.1	(13,245.9)
Income tax expense	1.1	0.2
The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities as of December 31, 2023 are as follows:

(in thousands)	December 31, 2023	December 31, 2022
Deferred tax assets
Software and other claimed assets	360.6	$1,810.5
Net operating loss (NOL)	9,474.7	4,478.1
Convertible promissory notes and derivative liability	3,853.2	—
Total deferred tax assets	13,688.5	6,288.6
Deferred tax liabilities
Property, plant & equipment	(6.2)	(18.2)
Convertible promissory notes and derivative liability	—	(4,473.2)
Total deferred tax liabilities	(6.2)	(4,491.4)
Net deferred tax assets	13,682.3	1,797.2
Valuation allowance	(13,682.3)	(1,797.2)
Net deferred tax, net of valuation allowance	—	—
As of December 31, 2023, TMTG had US Federal net operating loss carryforwards (“NOLs”) with a tax benefit of $9,474,744 (December 31, 2022: $4,478,110).

Digital World Acquisition Corp. [Member]
Legal Entity [Line Items]
TAXES
NOTE 8. TAXES
The Company’s net deferred tax assets are as follows:

	December 31, 2023	December 31, 2022
Deferred tax assets:
Net operating losses	$—	$—
Legal settlement	4,562,100	—
Start-up costs	8,716,458	5,190,046
Total deferred tax assets	13,278,558	5,190,046
Valuation Allowance	(13,278,558)	(5,190,046)
Deferred tax asset, net of allowance	$—	$—
Below is breakdown of the income tax provision.

	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022
Federal
Current	$(3,742,611)	$(3,078,967)
Deferred	—	—
State and local Current	(796,963)	(637,053)
Deferred	—	—
Change in valuation allowance	8,088,176	4,695,494
Income tax provision	$3,548,602	$979,475
As of December 31, 2023 and 2022, the Company had $0 of U.S. federal and state operating loss carryovers.
In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the year ended December 31, 2023 and 2022, the change in the valuation allowance was $8,088,176 and $4,695,494, respectively.
A reconciliation of the federal income tax rate to the Company’s effective tax rate is as follows:

	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022
Federal income taxes at 21.00%	21.00%	21.00%
State tax, net of Federal benefit	4.35%	4.35%
Change in valuation allowance	(44.10)%	(32.03)%
Other	(0.60)%	—%
Provision for income tax	(19.35)%	(6.68)%
The effective tax rate differs from the statutory tax rate of 21% for the year ended December 31, 2023 and 2022, due to the change in the valuation allowance. The Company files income tax returns in the U.S. federal jurisdiction and is subject to examination by the various taxing authorities. The Company’s tax returns since inception remain open to examination by the taxing authorities. The Company considers Florida to be a significant state tax jurisdiction.